Borrowings - Financing VIEs (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Securities Financing Transaction [Line Items]
Short-term borrowings	$ 4,771	$ 2,334
Long-term borrowings	105,012	112,368
Total	109,783	114,702
Loans	105,122	111,070
Total Before Hedge Accounting Adjustments [Member]
Securities Financing Transaction [Line Items]
Short-term borrowings	4,750	2,335
Long-term borrowings	105,018	113,119
Total	109,768	115,454
Hedge Accounting Adjustments [Member]
Securities Financing Transaction [Line Items]
Short-term borrowings	21	(1)
Long-term borrowings	(6)	(751)
Total	15	(752)
Assets and Liabilities of Consolidated Variable Interest Entities [Member]
Securities Financing Transaction [Line Items]
Short-term borrowings	2,906	1,078
Long-term borrowings	89,317	95,492
Total	92,223	96,570
Loans	98,596	104,008
Cash	3,091	3,434
Other assets, Net	1,160	(11)
Total Carrying Amount of Assets Securing Debt Outstanding	102,847	107,431
Assets and Liabilities of Consolidated Variable Interest Entities [Member] | FFELP Loan Securitizations [Member]
Securities Financing Transaction [Line Items]
Long-term borrowings	71,208	73,522
Total	71,208	73,522
Loans	72,145	74,197
Cash	2,335	2,676
Other assets, Net	1,078	778
Total Carrying Amount of Assets Securing Debt Outstanding	75,558	77,651
Assets and Liabilities of Consolidated Variable Interest Entities [Member] | Private Education Loan Securitizations [Member]
Securities Financing Transaction [Line Items]
Short-term borrowings	686	548
Long-term borrowings	12,646	14,125
Total	13,332	14,673
Loans	17,739	19,815
Cash	484	455
Other assets, Net	237	260
Total Carrying Amount of Assets Securing Debt Outstanding	18,460	20,530
Assets and Liabilities of Consolidated Variable Interest Entities [Member] | FFELP Loan - Other Facilities [Member]
Securities Financing Transaction [Line Items]
Short-term borrowings	1,536
Long-term borrowings	3,999	9,046
Total	5,535	9,046
Loans	5,565	9,232
Cash	204	289
Other assets, Net	156	172
Total Carrying Amount of Assets Securing Debt Outstanding	5,925	9,693
Assets and Liabilities of Consolidated Variable Interest Entities [Member] | Private Education Loan - Other Facilities [Member]
Securities Financing Transaction [Line Items]
Short-term borrowings	684	464
Long-term borrowings	1,710
Total	2,394	464
Loans	3,147	685
Cash	68	10
Other assets, Net	31	14
Total Carrying Amount of Assets Securing Debt Outstanding	3,246	709
Assets and Liabilities of Consolidated Variable Interest Entities [Member] | Total Before Hedge Accounting Adjustments [Member]
Securities Financing Transaction [Line Items]
Short-term borrowings	2,906	1,078
Long-term borrowings	89,563	96,693
Total	92,469	97,771
Loans	98,596	104,008
Cash	3,091	3,434
Other assets, Net	1,502	1,224
Total Carrying Amount of Assets Securing Debt Outstanding	103,189	108,666
Assets and Liabilities of Consolidated Variable Interest Entities [Member] | Hedge Accounting Adjustments [Member]
Securities Financing Transaction [Line Items]
Long-term borrowings	(246)	(1,201)
Total	(246)	(1,201)
Other assets, Net	(342)	(1,235)
Total Carrying Amount of Assets Securing Debt Outstanding	$ (342)	(1,235)
Assets and Liabilities of Consolidated Variable Interest Entities [Member] | Other [Member]
Securities Financing Transaction [Line Items]
Short-term borrowings		66
Total		66
Loans		79
Cash		4
Total Carrying Amount of Assets Securing Debt Outstanding		$ 83